UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22935

Pax World Funds Series Trust III

(Exact name of registrant as specified in charter)

30 Penhallow Street, Suite 400

Portsmouth, NH 03801

(Address of principal executive offices) (Zip code)

Joseph F. Keefe

30 Penhallow Street, Suite 400

Portsmouth, NH 03801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-767-1729

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)
Pax Ellevate Global Women's Leadership Fund	March 31, 2018

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS: 98.5%
CONSUMER DISCRETIONARY: 13.7%
Accor SA	1,903	$102,809
Aristocrat Leisure, Ltd.	5,501	102,707
Barratt Developments PLC	10,232	76,140
Bayerische Motoren Werke AG	2,764	300,639
Best Buy Co., Inc.	3,831	268,132
Burberry Group PLC	4,366	104,070
Dollar General Corp.	2,798	261,753
Gap Inc., The	2,406	75,067
H&R Block, Inc.	2,200	55,902
Hasbro, Inc.	1,143	96,355
Hennes & Mauritz AB, Class B	26,316	393,138
Hermes International	321	190,273
Hilton Worldwide Holdings, Inc.	2,000	157,520
Home Depot, Inc., The	11,966	2,132,820
Husqvarna AB, Class B	4,223	40,825
InterContinental Hotels Group PLC	1,829	109,580
Interpublic Group of Cos., Inc., The	4,053	93,341
Kering SA	6,209	2,977,941
Kingfisher PLC	22,114	90,718
Kohl's Corp.	1,763	115,494
Lagardere SCA	1,196	34,163
lululemon athletica, Inc. (a)	1,091	97,230
Macy's, Inc.	37,500	1,115,250
Marks & Spencer Group PLC	16,465	62,542
Marriott International, Inc., Class A	16,604	2,257,812
Merlin Entertainments PLC	7,206	35,040
Michael Kors Holdings, Ltd. (a)	43,450	2,697,376
Michelin	1,736	257,002
Next PLC	1,491	99,672
Nokian Renkaat OYJ	1,181	53,634
Nordstrom, Inc.	1,353	65,499
Omnicom Group, Inc.	2,355	171,138
Publicis Groupe SA	2,101	146,296
PVH Corp.	800	121,144
Renault SA	1,948	236,385
Schibsted ASA, Class B	994	25,441

Singapore Press Holdings, Ltd.	16,300	31,450
Sodexo SA	4,774	480,493
Starbucks Corp.	14,700	850,983
Tabcorp Holdings, Ltd.	19,351	65,621
Tapestry, Inc.	2,931	154,200
Target Corp.	58,400	4,054,712
Taylor Wimpey PLC	33,157	85,900
Telenet Group Holding NV (a)	535	35,762
Tiffany & Co.	1,294	126,372
TJX Cos., Inc., The	6,487	529,080
TUI AG	4,462	95,681
Ulta Beauty, Inc. (a)	14,120	2,884,292
Vail Resorts, Inc.	500	110,850
Valeo SA	2,429	160,679
Viacom, Inc., Class B	45,569	1,415,373
Walt Disney Co., The	15,702	1,577,109
Whitbread PLC	1,859	96,495
Wyndham Worldwide Corp.	1,079	123,470
		28,099,370

CONSUMER STAPLES: 13.4%
Brown-Forman Corp., Class B	2,750	149,600
Campbell Soup Co. (b)	1,870	80,990
Carrefour SA	5,888	122,116
Clorox Co., The	1,351	179,832
Coca-Cola Amatil, Ltd.	5,601	37,506
Coca-Cola Co., The	41,135	1,786,493
Colgate-Palmolive Co.	8,532	611,574
CVS Health Corp.	10,367	644,931
Danone SA	6,118	496,061
Diageo PLC	25,526	863,282
Empire Co., Ltd., Class A	1,800	36,130
Essity AB (a)	6,162	170,769
Estee Lauder Cos, Inc., The, Class A	28,167	4,217,163
General Mills, Inc. (b)	22,709	1,023,268
George Weston, Ltd.	600	48,304
Heineken Holding NV	1,168	120,432
Heineken NV	2,627	282,544
Henkel AG & Co. KGaA	1,054	132,787
Hershey Co.,The	1,500	148,440
ICA Gruppen AB	816	28,930
Ingredion, Inc.	8,459	1,090,534
Jean Coutu Group PJC, Inc., The, Class A	900	17,157

JM Smucker Co., The	1,160	143,852
Kellogg Co. (b)	61,781	4,016,383
Kimberly-Clark Corp.	3,584	394,706
Kroger Co., The	9,156	219,195
Loblaw Cos, Ltd.	2,300	116,201
L'Oreal SA	2,554	576,843
Marine Harvest ASA	4,223	85,361
McCormick & Co., Inc.	1,255	133,519
Metro, Inc.	2,400	76,563
Mondelez International, Inc., Class A	15,359	640,931
Orkla ASA	8,261	89,029
PepsiCo, Inc.	14,486	1,581,147
Procter & Gamble Co., The	50,072	3,969,708
Remy Cointreau SA	230	32,808
Saputo, Inc.	2,217	71,155
Tesco PLC	82,983	240,170
Tyson Foods, Inc.	3,000	219,570
Unilever NV	16,508	931,801
Unilever PLC	12,890	714,912
Walgreens Boots Alliance, Inc.	9,300	608,871
Woolworths Group, Ltd.	13,117	266,236
		27,417,804

ENERGY: 2.3%
Caltex Australia, Ltd.	2,643	64,201
Cameco Corp.	4,031	36,638
ConocoPhillips	12,397	735,018
Encana Corp.	9,932	109,238
Imperial Oil, Ltd.	3,000	79,450
Lundin Petroleum AB (a)	1,898	47,949
Neste OYJ	1,300	90,487
Occidental Petroleum Corp.	7,800	506,688
Phillips 66	4,477	429,434
PrairieSky Royalty, Ltd.	2,211	48,344
Snam SpA	23,058	105,993
Statoil ASA	11,734	277,720
TOTAL SA	24,074	1,379,913
TransCanada Corp.	8,889	367,607
Valero Energy Corp.	4,500	417,465
		4,696,145

FINANCIALS: 22.0%
Admiral Group PLC	2,023	52,360

Aegon NV	17,869	120,559
Allianz SE	4,556	1,029,916
Allstate Corp., The	3,741	354,647
Ally Financial, Inc.	4,567	123,994
Ameriprise Financial, Inc.	1,600	236,704
AMP, Ltd.	220,459	850,790
Aon PLC	2,740	384,504
Assicurazioni Generali SpA	12,662	243,392
ASX, Ltd.	1,962	85,028
Australia & New Zealand Banking Group, Ltd	29,767	619,551
AXA SA	19,653	522,436
Banco Santander SA	163,692	1,071,426
Bank Leumi Le-Israel BM	14,667	88,595
Bank of America Corp.	101,640	3,048,183
Bank of Montreal	6,579	496,968
Bank of Nova Scotia, The	16,456	1,013,659
Bank of Queensland, Ltd.	3,970	33,699
Bankinter SA	6,832	70,338
Bendigo & Adelaide Bank, Ltd.	4,970	37,841
BNP Paribas SA	11,386	844,394
CaixaBank SA	36,368	173,390
Canadian Imperial Bank of Commerce	4,479	395,352
CIT Group, Inc.	1,643	84,615
Citizens Financial Group, Inc.	5,100	214,098
CNP Assurances	1,740	43,925
Commonwealth Bank of Australia	36,174	2,022,914
DBS Group Holdings, Ltd.	18,222	384,891
Deutsche Bank AG	20,944	292,178
Deutsche Boerse AG	1,956	267,392
Discover Financial Services	3,817	274,557
DNB ASA	47,584	937,273
East West Bancorp, Inc.	1,500	93,810
Eurazeo SA	440	40,514
EXOR NV	1,099	78,231
First Republic Bank	1,686	156,140
Gjensidige Forsikring ASA	30,989	569,957
Groupe Bruxelles Lambert SA	818	93,557
Hang Seng Bank, Ltd.	7,800	181,230
Hartford Financial Services Group	12,281	632,717
Industrial Alliance Ins & Fin Svc, Inc.	1,106	45,499
Industrivarden AB, Class C	1,693	39,484
Insurance Australia Group, Ltd.	24,344	140,950
Intact Financial Corp.	18,103	1,360,307

Investor AB, Class B	12,869	571,686
KeyCorp.	196,384	3,839,307
Legal & General Group PLC	60,367	218,725
Macquarie Group, Ltd.	9,807	781,982
Manulife Financial Corp.	20,241	375,802
Medibank Pvt, Ltd.	27,908	62,640
MetLife, Inc.	9,247	424,345
Mizrahi Tefahot Bank, Ltd.	1,414	27,086
Moody's Corp.	1,815	292,760
MSCI, Inc.	966	144,388
Muenchener Rueckversicherungs AG	1,574	366,020
National Australia Bank, Ltd.	27,214	600,791
National Bank of Canada	8,138	383,039
Nordea Bank AB	30,780	329,345
Old Mutual PLC	49,981	168,181
PNC Financial Services Group, Inc.	4,900	741,076
Poste Italiane SpA	5,295	48,366
Principal Financial Group, Inc.	66,572	4,054,901
Progressive Corp., The	5,900	359,487
Reinsurance Group of America, Inc.	700	107,800
Royal Bank of Canada	20,316	1,569,332
Royal Bank of Scotland Group PLC (a)	36,193	131,664
S&P Global, Inc.	2,700	515,862
Sampo OYJ, Class A	4,531	252,434
Skandinaviska Enskilda Banken AB, Class A	15,393	161,723
Societe Generale SA	7,776	422,317
Standard Chartered PLC (a)	33,356	334,306
Sun Life Financial, Inc.	6,304	258,893
Suncorp Group, Ltd.	13,100	135,106
Svenska Handelsbanken AB, Class A	15,476	193,710
Swedbank AB, Class A	138,538	3,112,997
Synchrony Financial	8,100	271,593
Toronto-Dominion Bank, The	18,726	1,062,644
Travelers Cos., Inc., The	2,896	402,139
U.S. Bancorp	17,025	859,763
UBS Group AG (a)	37,084	653,380
Unum Group	2,300	109,503
Voya Financial, Inc.	1,886	95,243
Wendel SA	287	44,753
Willis Towers Watson PLC	1,335	203,173
Zurich Insurance Group AG	1,534	506,009
		45,046,236

HEALTH CARE: 7.6%
Abbott Laboratories	17,624	1,056,030
Aetna, Inc.	3,371	569,699
Alkermes PLC (a)	1,641	95,112
AmerisourceBergen Corp.	1,712	147,592
AstraZeneca PLC	12,827	881,744
Becton Dickinson & Co.	2,726	590,724
Biogen, Inc. (a)	2,228	610,071
Cardinal Health, Inc.	3,252	203,835
CSL, Ltd.	4,586	552,514
DaVita, Inc. (a)	1,600	105,504
Eli Lilly & Co.	10,095	781,050
Essilor International SA	2,103	283,696
Genmab A/S (a)	589	126,897
Getinge AB, Class B	2,318	26,396
GlaxoSmithKline PLC	49,842	967,984
Healthscope, Ltd.	17,839	26,728
Hologic, Inc. (a)	2,914	108,867
IDEXX Laboratories, Inc. (a)	885	169,380
Ipsen SA	382	59,376
Johnson & Johnson	27,243	3,491,190
Koninklijke Philips NV	9,535	365,114
McKesson Corp.	2,162	304,561
Medtronic PLC	13,832	1,109,603
Orion OYJ, Class B	1,056	32,327
Quest Diagnostics, Inc.	1,400	140,420
Recordati SpA	1,060	39,109
Ryman Healthcare, Ltd.	4,054	31,197
Sanofi	11,514	923,884
Shire PLC	9,203	458,032
Stryker Corp.	3,500	563,220
TESARO, Inc. (a)(b)	400	22,856
UCB SA	1,282	104,404
United Therapeutics Corp. (a)	500	56,180
Varian Medical Systems, Inc. (a)	984	120,688
Vertex Pharmaceuticals, Inc. (a)	2,566	418,207
		15,544,191

INDUSTRIALS: 6.6%
Aeroports de Paris	301	65,576
Alfa Laval AB	2,976	70,525

Alstom SA	1,562	70,450
Ashtead Group PLC	5,059	137,942
Atlantia SpA	4,603	142,630
Atlas Copco AB, Class A	6,805	295,553
Atlas Copco AB, Class B	3,956	154,465
Auckland International Airport, Ltd.	9,673	42,923
Aurizon Holdings, Ltd.	20,791	68,209
Bouygues SA	2,173	108,950
Brambles, Ltd.	16,107	124,312
Cie de Saint-Gobain	5,111	269,886
CSX Corp.	9,300	518,103
Cummins, Inc.	1,635	265,017
Deutsche Lufthansa AG	2,383	76,179
Deutsche Post AG	9,839	430,941
easyJet PLC	21,665	488,370
Edenred	2,267	78,852
Getlink SE	4,738	67,626
Huntington Ingalls Industries, Inc.	500	128,880
Intertek Group PLC	1,636	107,090
Kone OYJ, Class B	3,427	171,034
Legrand SA	18,951	1,486,907
ManpowerGroup, Inc.	740	85,174
MTR Corp., Ltd.	15,607	84,249
Randstad NV	1,208	79,559
Rexel SA	3,074	52,073
Royal Mail PLC	44,042	334,269
Sandvik AB	11,441	209,613
Schneider Electric SE (a)	5,744	505,824
Securitas AB, Class B	3,174	54,042
SEEK, Ltd.	3,369	48,592
Siemens AG	7,753	989,262
Siemens Gamesa Renewable Energy SA	2,416	38,832
Skanska AB, Class B	3,447	70,673
Societe BIC SA	289	28,750
Southwest Airlines Co.	1,530	87,638
Stanley Black & Decker, Inc.	1,600	245,120
Sydney Airport	11,181	57,971
Transurban Group	22,515	198,551
United Parcel Service, Inc., Class B	6,983	730,841
Vestas Wind Systems A/S	2,184	156,269
Volvo AB, Class B	15,794	289,099
Weir Group PLC, The	2,264	63,464
Wolters Kluwer NV	68,455	3,640,768
		13,421,053

INFORMATION TECHNOLOGY: 20.4%
Accenture PLC, Class A	6,330	971,655
Alphabet, Inc., Class A (a)	3,027	3,139,423
Alphabet, Inc., Class C (a)	3,235	3,337,842
Arista Networks, Inc. (a)	500	127,650
ASML Holding NV	3,936	780,483
Auto Trader Group PLC	9,827	48,304
Autodesk, Inc. (a)	2,108	264,723
Capgemini SE	1,629	203,258
CDW Corp.	1,575	110,738
Cisco Systems, Inc.	92,825	3,981,264
Dassault Systemes SA	1,314	178,695
Ericsson, Class B	183,953	1,171,405
Facebook, Inc., Class A (a)	24,020	3,838,156
Hewlett Packard Enterprise Co.	16,500	289,410
Hexagon AB, Class B	2,620	156,385
HP, Inc.	17,129	375,468
IBM	9,042	1,387,314
Ingenico Group SA	601	48,781
Intuit, Inc.	23,370	4,051,190
Leidos Holdings, Inc.	1,500	98,100
MasterCard, Inc., Class A	9,603	1,682,061
Micro Focus International PLC	4,500	62,836
Microsoft Corp.	74,148	6,767,488
Oracle Corp.	31,500	1,441,125
REA Group, Ltd.	534	32,786
salesforce.com, Inc. (a)	7,000	814,100
Symantec Corp.	6,316	163,269
Texas Instruments, Inc.	35,275	3,664,720
Twitter, Inc. (a)	6,400	185,664
Visa, Inc., Class A	18,538	2,217,516
Xerox Corp.	2,207	63,517
		41,655,326

MATERIALS: 1.8%
Air Liquide SA	4,328	531,121
Akzo Nobel NV	2,556	241,498
Avery Dennison Corp.	992	105,400
BlueScope Steel, Ltd.	5,686	66,897
Boliden AB	2,772	97,542

Boral, Ltd.	11,880	68,527
EMS-Chemie Holding AG	83	52,507
Evonik Industries AG	1,653	58,290
Fortescue Metals Group, Ltd.	15,777	53,148
Frutarom Industries, Ltd.	392	36,043
Goldcorp, Inc.	8,849	122,190
International Flavors & Fragrances, Inc.	831	113,772
Kinross Gold Corp. (a)	12,700	50,175
Koninklijke DSM NV	1,839	182,791
Martin Marietta Materials, Inc. (b)	700	145,110
Methanex Corp.	889	53,857
Newmont Mining Corp.	18,149	709,081
Norsk Hydro ASA	83,676	496,340
Solvay SA	752	104,513
Stora Enso OYJ, Class R	5,583	102,651
UPM-Kymmene OYJ	5,409	200,532
Yara International ASA	1,800	76,914
		3,668,899

REAL ESTATE: 1.5%
Azrieli Group, Ltd.	431	20,719
British Land Co. PLC, The, REIT	9,855	88,836
CapitaLand Commercial Trust,REIT	25,600	35,886
CK Asset Holdings, Ltd.	26,500	223,635
Dexus, REIT	10,310	74,240
Duke Realty Corp., REIT	3,622	95,911
Federal Realty Investment Trust, REIT	794	92,191
First Capital Realty, Inc.	1,700	26,852
Fonciere Des Regions, REIT	337	37,177
Gecina SA, REIT	478	82,948
GGP, Inc., REIT	6,300	128,898
GPT Group, The, REIT	18,257	66,912
Host Hotels & Resorts, Inc., REIT	7,535	140,452
ICADE, REIT	338	32,815
Iron Mountain, Inc., REIT	2,700	88,722
Jones Lang LaSalle, Inc.	535	93,432
Klepierre SA, REIT	2,230	89,885
Land Securities Group PLC, REIT (a)	7,513	98,848
Link, REIT	22,500	192,864
Mirvac Group, REIT	225,518	374,785
Realty Income Corp., REIT	2,805	145,103
Scentre Group, REIT	53,954	159,213
Suntec Real Estate Investment Trust, REIT	25,600	37,117

UDR, Inc., REIT	2,713	96,637
Unibail-Rodamco SE, REIT	1,013	231,393
Vicinity Centres, REIT	34,098	63,378
Weyerhaeuser Co., REIT	7,639	267,365
		3,086,214

TELECOMMUNICATION SERVICES: 3.9%
Deutsche Telekom AG	33,776	552,599
Elisa OYJ	1,442	65,221
Iliad SA	268	55,482
Orange SA	20,217	343,645
Proximus SADP	1,542	47,944
Singapore Telecommunications, Ltd.	885,800	2,287,754
Spark New Zealand, Ltd.	18,573	45,066
TDC A/S	8,229	68,190
Tele2 AB, Class B	58,654	706,331
Telefonica Deutschland Holding AG	215,555	1,012,872
Telenor ASA	7,608	173,014
Telia Co AB	367,989	1,733,866
Telstra Corp., Ltd.	43,347	104,929
Vodafone Group PLC	270,238	739,380
Zayo Group Holdings, Inc. (a)	1,900	64,904
		8,001,197

UTILITIES: 5.3%
AGL Energy, Ltd.	6,788	113,771
Alliant Energy Corp.	2,346	95,858
American Electric Power Co., Inc.	5,047	346,174
American Water Works Co., Inc.	50,296	4,130,810
Atco, Ltd., Class I	800	25,695
AusNet Services	18,293	23,661
Canadian Utilities, Ltd., Class A	86,174	2,300,247
CMS Energy Corp.	2,900	131,341
Consolidated Edison, Inc.	3,199	249,330
Dominion Energy, Inc.	6,548	441,532
Edison International	3,335	212,306
Emera, Inc.	607	19,204
Engie SA	18,509	309,072
Entergy Corp.	1,900	149,682
Fortis, Inc./Canada	4,237	143,026
Fortum OYJ	4,502	96,716
Hydro One, Ltd.	7,506	121,881
Innogy SE	1,408	66,738

Mercury NZ , Ltd.	7,419	17,348
Meridian Energy, Ltd.	12,986	26,860
National Grid PLC	34,645	389,981
Orsted A/S	1,917	124,724
Red Electrica Corp. SA	4,387	90,558
Sempra Energy	7,403	823,362
Severn Trent PLC	2,394	61,977
Suez	3,730	54,047
United Utilities Group PLC	6,910	69,395
WEC Energy Group, Inc.	3,200	200,640
		10,835,936

TOTAL COMMON STOCKS		201,472,371
(Cost $179,109,866)

PREFERRED STOCKS: 0.1%
CONSUMER DISCRETIONARY: 0.0% (e)
Bayerische Motoren Werke AG	559	52,456

CONSUMER STAPLES: 0.1%
Henkel AG & Co. KGaA	1,806	237,404

TOTAL PREFERRED STOCKS		289,860
(Cost $267,342)

EXCHANGE-TRADED FUNDS: 1.1%
iShares Core MSCI EAFE ETF	13,830	911,120
iShares Core S&P 500 ETF	5,317	1,410,972

TOTAL EXCHANGE-TRADED FUNDS		2,322,092
(Cost $2,320,169)

MONEY MARKET: 0.2%
State Street Institutional U.S. Government Money Market Fund, 1.620% (c)(d)	333,657	333,657
(Cost $333,657)

SECURITIES PURCHASED WITH CASH COLLATERAL
FROM SECURITIES LENDING: 0.0% (e)
State Street Navigator Securities Lending Government Money Market Portfolio, 1.694% (c)	23,900	23,900
(Cost $23,900)

TOTAL INVESTMENTS: 99.9%		204,441,880
(Cost $182,054,934)

Payable upon return of securities loaned - (net): 0.0% (e)	(23,900)

Other assets and liabilities - (net): 0.1%	275,512

Net Assets: 100.0%	$204,693,492

(a)	Non-income producing security.
(b)	Security or partial position of this security was on loan as of March 31, 2018. The total market value of securities on loan as of March 31, 2018 was $1,384,114.
(c)	Rate shown represents annualized 7-day yield as of March 31, 2018.
(d)	Premier Class shares
(e)	Rounds to less than 0.05%.

REIT - Real Estate Investment Trust

Schedule of Investments (Unaudited)
Pax Ellevate Global Women's Leadership Fund	March 31, 2018

SUMMARY OF INVESTMENTS BY COUNTRY
		PERCENT
COUNTRY	VALUE	OF NET ASSETS
Australia	$8,186,687	4.0%
Belgium	386,180	0.2%
Canada	10,831,409	5.3%
Denmark	476,080	0.2%
Finland	1,065,036	0.5%
France	15,312,290	7.5%
Germany	5,961,354	2.9%
Hong Kong	681,978	0.3%
Ireland	2,284,431	1.1%
Israel	172,443	0.1%
Italy	579,490	0.3%
Netherlands	6,823,780	3.3%
New Zealand	163,394	0.1%
Norway	2,731,049	1.3%
Singapore	2,777,098	1.4%
Spain	1,444,544	0.7%
Sweden	10,126,451	4.9%
Switzerland	1,211,896	0.6%
United Kingdom	8,866,713	4.3%
United States	124,002,020	60.7%
Money Market	333,657	0.2%
Other assets and liabilities - (net)	275,512	0.1%
TOTAL	$204,693,492	100.0%

March 31, 2018

Notes to Financial Statements (Unaudited)

Pax World Funds Series Trust I and Pax World Fund Series Trust III

NOTE A—Organization and Summary of Significant Accounting Policies

Organization Pax World Funds Series Trust I (“Trust I”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), is an open-end management investment company organized under the laws of the Commonwealth of Massachusetts on May 25, 2006. As of March 31, 2018, Trust I offered ten investment funds.

Pax World Funds Series Trust III (“Trust III”) is an open-end management investment company that was organized under the laws of the Commonwealth of Massachusetts on December 4, 2013 and registered under the 1940 Act. Pax Ellevate Global Women’s Leadership Fund (the “Global Women’s Leadership Fund”) is a diversified series of Trust III. Effective February 26, 2018, the name of the Pax Ellevate Global Women’s Index Fund changed to the Pax Ellevate Global Women’s Leadership Fund.

These schedules of investments relate to the Pax Large Cap Fund (the “Large Cap Fund”), Pax Mid Cap Fund (the “Mid Cap Fund”), Pax Small Cap Fund (the “Small Cap Fund”), Pax ESG Beta Quality Fund (the “ESG Beta Quality Fund”), Pax ESG Beta Dividend Fund (the “ESG Beta Dividend Fund”), Pax MSCI EAFE ESG Leaders Index Fund (the “EAFE ESG Leaders Fund”), Global Women’s Leadership Fund, Pax Global Environmental Markets Fund (the “Global Environmental Markets Fund”), Pax Core Bond Fund (the “Core Bond Fund”), Pax High Yield Bond Fund (the “High Yield Bond Fund”), and Pax Balanced Fund (the “Balanced Fund”).

Valuation of Investments For purposes of calculating the net asset value (“NAV”), determined ordinarily as of the close of regular trading (normally 4:00 p.m. Eastern time) (the “NYSE Close”) on the New York Stock Exchange (“NYSE”) on each day that the NYSE is open for trading, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. U.S. fixed income and non-U.S. securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Funds or their agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

For purposes of these schedules of investments, fair values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Investments denominated in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar.

If market quotations are not readily available (including in cases when available market quotations are deemed to be unreliable), the Funds’ investments will be valued as determined in good faith pursuant to policies and procedures approved by the Boards of Trustees (so called “fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund. The Boards have delegated to the Advisers’ Best Execution and Valuation Committee the day-to-day responsibility for making fair value pricing determinations with respect to Fund holdings. The Best Execution and Valuation Committee is comprised of representatives of the Advisers, including several members of the Portfolio Management team, the Director of Trading, the Chief Compliance Officer and the Chief Financial Officer. One of the functions of the Best Execution and Valuation Committee is to value securities where current and reliable market quotations are not readily available. The Committee meets periodically and reports to the Board at each quarterly meeting regarding any securities for which fair value pricing was employed during the previous quarter. All actions taken by the Best Execution and Valuation Committee are reviewed and ratified by the Boards.

The Funds may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Funds may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and the usual time of valuation. At March 31, 2018, four securities were fair valued in good faith pursuant to policies and procedures approved by the Boards of Trustees. The Core Bond Fund held one security fair valued at $276,251 representing 0.04% of the Fund’s net asset value and the High Yield Bond Fund held three securities fair valued at $322,957, representing 0.08% of the Fund’s net asset value.

For those Funds that invest in non-U.S. securities, investors should be aware that many securities markets and exchanges outside the U.S. close prior to the close of the NYSE, and the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the Funds’ fair value pricing procedures require the Funds to consider changes in the fair value of non-U.S. securities between the time of the closing of the local market’s exchange and the close of the NYSE. Generally, if there has been a movement in the U.S. market that exceeds a specified threshold, the Funds will assess whether the closing price on the local exchange is still appropriate. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value pricing procedures may differ from recent market prices for the investment.

Fair Value Measurements Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction between market participants. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a general summary of valuation inputs and classifications for different categories of securities.

Equity Securities Equity securities, including common stocks, preferred stocks and exchange-traded funds, for which market quotations are readily available, valued at the last reported sale price or official closing price as reported by an independent pricing service, are generally categorized as Level 1 in the hierarchy. Non-U.S. equity securities may also be valued at official close, or may be valued based on the fair value pricing procedures noted above. When third-party fair value pricing of foreign securities methods are applied, they are generally categorized as Level 2. To the extent that inputs for equity securities are unobservable, values are categorized as Level 3 in the hierarchy.

Fixed Income Securities Fixed income securities, including Corporate Bonds (both investment-grade and high-yield), U.S. Treasury Obligations, Government Bonds, Mortgage-Backed and Asset-Backed Securities, Bank Loans and Municipal Bonds, are valued at evaluated prices received from independent pricing services, which are evaluated using various inputs and techniques which may include trade activity, broker-dealer quotes, yield curves, coupon rates, default rates, cash flows, models and other inputs, and are generally categorized as Level 2 in the hierarchy. To the extent that inputs for fixed income securities are unobservable, values are categorized as Level 3 in the hierarchy.

Affiliated and Unaffiliated Investment Companies Investments in mutual funds are valued at the Funds’ closing net asset value and are generally categorized as Level 1.

Short-term Investments Short-term securities, including repurchase agreements, with remaining maturities of 60 days or less, which are valued at amortized cost, are generally categorized as Level 2 in the hierarchy.

The following is a summary of the inputs used to value the Funds’ net assets as of March 31, 2018:

	Level 1	Level 2	Level 3*	Totals
Large Cap
Common Stocks	$679,617,145	$-	$-	$679,617,145
Cash Equivalents	12,723,359	-	-	12,723,359
Total	$692,340,504	$-	$-	$692,340,504
Mid Cap
Common Stocks	$126,362,810	$-	$-	$126,362,810
Cash Equivalents	4,408,732	-	-	4,408,732
Total	$130,771,542	$-	$-	$130,771,542
Small Cap
Common Stocks	$779,201,346	$-	$-	$779,201,346
Cash Equivalents	10,442,355	-	-	10,442,355
Total	$789,643,701	$-	$-	$789,643,701
ESG Beta Quality
Common Stocks	$205,677,668	$-	$-	$205,677,668
Cash Equivalents	2,175,918	-	-	2,175,918
Total	$207,853,586	$-	$-	$207,853,586
ESG Beta Dividend
Common Stocks	$141,275,252	$-	$-	$141,275,252
Cash Equivalents	1,037,032	-	-	1,037,032
Total	$142,312,284	$-	$-	$142,312,284
EAFE ESG Leaders
Common Stocks	$2,675,815	$647,163,055	$-	$649,838,870
Preferred Stocks	-	3,044,773	-	3,044,773
Exchange -Traded Funds	10,796,941	-	-	10,796,941
Total	$13,472,756	$650,207,828	$-	$663,680,584
Global Women’s Leadership
Common Stocks	$135,276,649	$66,195,722	$-	$201,472,371
Preferred Stocks	-	289,860	-	289,860
Exchange Traded Funds	2,322,092	-	-	2,322,092
Cash Equivalents	357,557	-	-	357,557
Total	$137,956,298	$66,485,582	$-	$204,441,880
Global Environmental Markets
Common Stocks	$359,210,594	$301,732,771	$-	$660,943,365
Cash Equivalents	13,986,532	-	-	13,986,532
Total	$373,197,126	$301,732,771	$-	$674,929,897
Core Bond
Exchange-Traded Funds	$2,010,938	$-	$-	$2,010,938
Community Investment Notes	-	3,096,731	276,251	3,372,982
Corporate Bonds	-	199,069,689	-	199,069,689
U.S. Gov't Agency Bonds	-	16,720,240	-	16,720,240
Government Bonds	-	5,046,765	-	5,046,765
Municipal Bonds	-	36,157,794	-	36,157,794
U.S. Treasury Notes	-	229,414,128	-	229,414,128
Mortgage-Backed Securities	-	175,312,718	-	175,312,718
Cash Equivalents	27,782,199	343,441	-	28,125,640
Total	$29,793,137	$665,161,506	$276,251	$695,230,894
High Yield Bond
Common Stocks	$1,558,374	$-	$322,957	$1,881,331
Preferred Stocks	977,130	-	0	977,130
Corporate Bonds	-	367,902,836	-	367,902,836
Loans	-	6,063,884	-	6,063,884
Cash Equivalents	14,352,099	1,200,949	-	15,553,048
Total	$16,887,603	$375,167,669	$322,957	$392,378,229
Balanced
Affiliated Investment Companies	$1,827,836,616	$-	$-	$1,827,836,616
Exchange-Traded Funds	30,030,000	-	-	30,030,000
Cash Equivalents	109,235,373	-	-	109,235,373
Total	$1,967,101,989	$-	$-	$1,967,101,989

*	Table includes securities valued at zero.

See Schedules of Investments for additional detailed industry classifications.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Core Bond Fund
Bonds and Community Investment Notes
Balance as of December 31, 2017	$276,251
Realized gain (loss)	-
Amortization of premium	-
Change in unrealized appreciation (depreciation)	0
Purchases/Received in Exchange	-
Sales/Maturities	-
Transfers in to and/or out of Level Three	-
Balance as of March 31, 2018	$276,251

High Yield Bond Fund
Stocks
Balance as of December 31, 2017	$437,486
Realized gain (loss)	-
Amortization of premium	-
Change in unrealized appreciation (depreciation)	(114,529)
Purchases/Received in Exchange	0
Sales	-
Transfers in to and/or out of Level Three	-
Balance as of March 31, 2018	$322,957

Transfers in and out of Levels during the period are assumed to be transferred on the last day of the period at their current value. During the period, Level 1 to Level 2 transfers were: $25,543,636 for the EAFE ESG Leaders Fund and $2,152,801 for the Global Women’s Leadership Fund and Level 2 to Level 1 transfers were: $441,606 the EAFE ESG Leaders Fund, $28,750 for the Global Women’s Leadership Fund and $6,267,767 for the Global Environmental Markets Fund. All such transfers were due to utilization of the pricing vendor’s fair value pricing of foreign securities.

Significant unobservable inputs were used by two Funds for Level 3 fair value measurements. The Core Bond Fund holds a position in a Community Investment note which is valued based on a general obligation by the parent entity to limit investment exposure on the note. The High Yield Bond Fund holds two securities of the same issuer which are deemed to be valued at zero based on company financial statements, and one security based on proprietary methodology derived from publicly available quotes of an affiliated issuer class of shares.

Investment Transactions Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses from the sale or disposition of securities are determined on the identified cost basis, which is also used for federal income tax purposes. Corporate actions (including cash dividends) are recorded net of foreign tax withholdings.

Investment Income Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discount and amortization of premiums, if any. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities. The Funds amortize purchase price premium and accrete discount on bonds, if any, over the remaining life of the bonds using the effective interest method of amortization; for callable bonds, the amortization period is to the most likely call date.

Securities Lending The Funds may lend their securities pursuant to a securities lending agreement (Lending Agreement) with State Street Bank and Trust Company. Initial security loans made pursuant to the Lending Agreement are required to be secured by collateral not less than the percentage specified in the agreement, ranging from 102% to 105%, depending on the types of securities. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a registered Rule 2a-7 money market fund. Borrowers may also pledge non-cash collateral within the guidelines for acceptable forms of non-cash collateral approved by the Boards of Trustees. At March 31, 2018, non-cash collateral consisted of U.S. Treasuries and short-term U.S. Government Agency obligations.

The Funds have the right under the Lending Agreement to recover the securities from the borrower on demand. The primary risk associated with securities lending is if the Borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons. The Funds could experience delays and costs in recovering securities loaned or in gaining access to the collateral. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Funds, or at the discretion of the lending agent, replace the loaned securities.

A portion of the income generated upon investment of the collateral is remitted to the borrower and the remainder is allocated between the Funds and the lending agent. The Funds record security lending income net of such allocation. The Funds continue to receive dividends on the securities loaned, which are accounted for in the same manner as other dividend and interest income.

As of March 31, 2018, the value of securities loaned, payable for collateral due to brokers and non-cash collateral pledged by brokers were as follows:

Fund	Market Value of Securities Loaned	Payable on Collateral Due to Broker	Non-Cash Collateral Value *	Over (Under) Collateralized
Large Cap	$8,097,501	$3,034,516	$5,230,413	$167,428
Mid Cap	11,701,510	-	12,159,819	458,309
Small Cap	58,898,244	2,060,802	59,211,022	2,373,580
ESG Beta Quality	1,541,786	-	1,580,050	38,263
ESG Beta Dividend	456,637	213,799	254,666	11,828
Global Women's Leadership	1,384,114	23,900	1,423,985	63,771
Global Environmental Markets	13,798,540	-	14,227,389	428,849
Core Bond	22,069,218	9,114,730	13,397,749	443,261

*	Non-cash collateral is not included in the financial statements.

For the Large Cap Fund, Mid Cap Fund, Small Cap Fund, ESG Beta Quality Fund, ESG Beta Dividend Fund, Global Women’s Leadership Fund and Global Environmental Markets Fund all of the securities on loan at March 31, 2018 are classified as Common Stocks in each Fund’s Schedule of Investments. For the Core Bond Fund all of the securities on loan at March 31, 2018 are classified as Corporate Bonds or U.S. Treasury and Agency securities the Fund’s Schedule of Investments.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligation by class of collateral pledge, and the remaining contractual maturity of those transactions as of March 31, 2018:

	Remaining Contractual Maturity of the Agreements
Securities Lending Transactions	Overnight and Continuous	Up to 30 days	30-90 days	Greater than 90 days	Total
Fund: Core Bond Fund
U.S. Treasury and Agency Securities	$13,133,957	$—	$—	$—	$13,133,957
Corporate Debt	8,935,261	—	—	—	8,935,261
Total Borrowings	$22,069,218	$—	$—	$—	$22,069,218

Gross amount of recognized liabilities for securities lending transactions					$22,069,218

Purchases and proceeds from sales of investments for the Funds for the period ended March 31, 2018 were as follows:

	Purchases		Sales
Fund	Investments[1]	U.S. Gov’t Bonds	Investments[1]	U.S. Gov’t Bonds
Large Cap	$149,389,039	$-	$182,239,660	$-
Mid Cap	17,095,380	-	20,594,015	-
Small Cap	124,882,877	-	114,947,700	-
ESG Beta Quality	40,265,606	-	42,867,956	-
ESG Beta Dividend	24,565,241	-	28,271,574	-
EAFE ESG Leaders	52,768,649	-	58,036,922	-
Global Women's Leadership	62,400,809	-	35,842,084	-
Global Environmental Markets	116,098,201	-	34,989,702	-
Core Bond	44,048,456	116,587,443	24,680,533	132,877,644
High Yield Bond	76,770,475	-	86,955,782	-
Balanced	35,473,390	-	100,000,000	-

[1]	Excluding short-term investments and U.S. Government bonds.

For federal income tax purposes, the identified cost of investments owned at March 31, 2018 as well as the gross unrealized appreciation (depreciation) of investments and resulting net unrealized appreciation (depreciation) as of March 31, 2018 were as follows for the Funds:

Fund	Identified cost of investments for Federal income tax basis	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Large Cap	$558,949,163	$146,371,301	$12,979,960	$133,391,341
Mid Cap	110,292,293	23,715,216	3,235,968	20,479,248
Small Cap	711,213,493	119,258,112	40,827,904	78,430,208
ESG Beta Quality	130,573,897	79,345,141	2,065,451	77,279,690
ESG Beta Dividend	116,898,039	26,672,162	1,257,917	25,414,245
EAFE ESG Leaders	597,709,463	97,581,376	31,610,256	65,971,120
Global Women's Leadership	182,054,934	28,553,337	6,166,392	22,386,945
Global Environmental Markets	570,933,447	115,679,513	11,683,063	103,996,450
Core Bond	704,960,462	2,120,195	11,849,762	(9,729,567)
High Yield Bond	401,265,396	4,581,050	13,468,217	(8,887,167)
Balanced	1,895,136,957	83,272,405	11,307,373	71,965,032

Netting Agreements During the ordinary course of business, the Funds may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows a Fund to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreement. Generally, a Fund manages its cash collateral and securities collateral on a counterparty basis. As of March 31, 2018, there is no collateral held at the counterparty that would be offset by a master netting agreement that the Funds have with the counterparty. The Funds did not hold any derivative instruments as of March 31, 2018.

Affiliated Investments The term “affiliated company” includes other investment companies that are managed by a Fund’s Adviser. At March 31, 2018, the Balanced Fund held the following investments in affiliated Funds:

Fund	Shares Held at 12/31/17	Gross Additions	Gross Reductions	Shares Held at 3/31/2018	Value at 12/31/17	Dividend Income	Realized Gains/ Losses[a]	Net change in Unrealized Appreciation/ Depreciation	Value at 03/31/18

Balanced
Core Bond	69,273,277	426,408	-	69,699,685	$695,503,701	$4,173,178	$-	$(13,781,638)	$685,844,898
EAFE ESG Leaders	26,348,540	-	6,120,992	20,227,548	242,143,087	-	600,647	(3,673,049)	184,070,685
ESG Beta Dividend	12,965,138	-	446,030	12,519,108	149,099,087	-	231,044	(2,613,832)	141,716,298
Large Cap	67,837,134	-	3,176,544	64,660,590	717,038,507	-	1,040,472	2,969,881	686,048,861
Mid Cap	12,404,360	-	452,489	11,951,871	138,184,566	-	(2,699,485)	(329,207)	130,155,874
Total					$1,941,968,948	$4,173,178	$(827,321)	$(17,427,845)	$1,827,836,616

[a]	Includes realized capital gain distributions from an affiliated fund, if any.

The Funds are permitted to purchase and sell securities (“cross-trade”) from and to other Funds within the Trusts or other accounts managed by the Adviser pursuant to “Cross-Trading” Procedures adopted by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the respective fund from or to another fund or account that is or could be considered an affiliate of the fund under certain limited circumstances by virtue of having a common investment adviser complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each cross-trade is effected at the current market price to save costs where allowed. Pursuant to these procedures, for the period ended March 31, 2018, the EAFE ESG Leaders Fund, Global Women’s Leadership Fund and High Yield Bond Fund engaged in cross-trades. The EAFE ESG Leaders Fund and High Yield Bond Fund had total purchases of $4,283,951 and $39,987, respectively, and the Global Women’s Leadership Fund had total sales of $4,283,951. The Global Women’s Leadership Fund realized net losses of $22,322 as a result of the sales.

Restricted and Illiquid Securities The Funds may purchase certain restricted securities and limited amounts of illiquid securities. The Funds may invest in securities exempt from registration under Rule 144A of the Securities Act of 1933 (“the Act”) which are restricted from sale to the public and may only be sold to a qualified institutional buyer. The Funds do not have the right to demand that such securities be registered. The value of such securities is determined by valuations supplied by a pricing service or, if not available, in good faith by or at the direction of the Boards of Trustees. At March 31, 2018, the Core Bond Fund held $45,636,082 or 6.61% of net assets and the High Yield Bond Fund held $207,536,205 or 52.22% of net assets in securities exempt from registration under Rule 144A of the Act.

At March 31, 2018, the Core Bond Fund held $5,927,658 of illiquid securities representing 0.86% of net assets and High Yield Bond Fund held $6,386,841 of illiquid securities, representing 1.61% of net assets. The Fund will classify as “illiquid” all securities that may no longer be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued such security for the purpose of calculating the Fund’s net asset value. Illiquid investments may include restricted securities, repurchase agreements that mature in more than seven days or that have a notice or demand feature more than seven days, certain over-the-counter option contracts and participation interests in loans. Because illiquid securities trade less frequently and in smaller volume than liquid securities, the Fund may experience difficulty in closing out positions at prevailing market prices.

Additional information on illiquid securities held at March 31, 2018 is as follows:

Security	Acquisition Date Range	Cost	Market Value
Core Bond Fund
CINI Investment Note, 2.000%, 10/31/20	11/01/14 - 11/01/15	$276,251	$276,251
Master Asset Backed Securities Trust 2007-NCW, 144A, 2.472%, 05/25/37	07/06/17 - 07/06/17	1,727,630	1,754,263
TES 2017-2 LLC, 144A, 4.120%, 02/20/48	12/08/17 - 02/13/18	1,952,615	1,955,731
Tesla Energy Operations, Inc., 4.700%, 05/29/25	05/26/15 - 05/26/15	1,983,604	1,941,413
High Yield Bond Fund
Chaparral Energy, Inc., Class B shares	03/30/17 - 03/30/17	443,204	322,957
Charlotte Russe, Inc.	05/21/13 - 01/16/15	359,693	155,680
Charlotte Russe, Inc., 8.500%, 12/15/22	05/21/13 - 01/16/15	7,397,296	3,234,324
Interactive Health, Inc.	03/19/04 - 10/01/13	178,981	0
Interactive Health, Inc., 0.000%	03/19/04 - 10/01/13	357,962	0
PRWireless, LLC, 3 month USD LIBOR + 5.250%, 06/29/20	06/27/14 - 06/27/14	2,865,606	2,829,560

Item 2. Controls and Procedures.

(a) It is the conclusion of the Registrant’s principal executive officer and principal financial officer (or persons performing similar functions) based on an evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the “Disclosure Controls”) as of a date within 90 days of the filing date of this report on Form N-Q, that such Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in this report on Form N-Q has been recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission and that the information required to be disclosed by the Registrant in this report on Form N-Q has been accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer (or persons performing similar functions), as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pax World Funds Series Trust III

By:	/s/ Joseph F. Keefe
Joseph F. Keefe, President (Principal Executive Officer)

Date:	May 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Pax World Funds Series Trust III

By:	/s/ Joseph F. Keefe
Joseph F. Keefe, President (Principal Executive Officer)

Date:	May 29, 2018

By:	/s/ Alicia DuBois
Alicia DuBois, Treasurer (Principal Financial Officer)

Date:	May 29, 2018